                           BNY Hamilton Funds, Inc.

                        Supplement dated March 13, 2008
  To BNY Hamilton Fixed Income Funds Prospectus - Class A and Investor Shares
                                      and
            To BNY Hamilton Funds Prospectus - Institutional Shares
                           each dated April 30, 2007

Effective March 13, 2008, the following changes are made to the Prospectuses referenced above:

The paragraph entitled "BNY Hamilton Enhanced Income Fund" in the section entitled "Portfolio Managers" is revised as follows:

BNY Hamilton Enhanced Income Fund is managed by Laurie Carroll and Ted Bair, who have been portfolio managers for The Bank of New York (the "Advisor") since 2008. They have managed the Fund since March, 2008. Mr. Bair reports to
Ms. Carroll, although both share equal portfolio management responsibilities with respect to the Fund. Ms. Carroll is also the Managing Director of Short Duration, Beta and Stable Value Strategies at Standish Mellon Asset Management ("Standish"), an affiliate of the Advisor. She joined Standish in 1986 as a portfolio manager for active core and short duration strategies, and currently oversees the development of and strategy for all beta and short duration portfolios. Ms. Carroll has been a participant in the fixed income market since 1981, when she was an assistant vice president for money market instruments at AIM Advisors, Inc. Mr. Bair is also a Senior Portfolio Manager for Short Duration Strategies at Standish, responsible for portfolio management in short duration, enhanced short duration and futures overlay strategies. He joined Standish in 1995.

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                           BNY Hamilton Funds, Inc.

                        Supplement dated March 13, 2008
      to Statement of Additional Information ("SAI") dated April 30, 2007

Effective March 13, 2008, references to Johnson Moore are deleted from the SAI. These references appear in the section entitled "Portfolio Managers." Such references are replaced with the following information in the specified subsections:

Other Accounts Managed and Ownership of Fund Securities

The following table sets forth information regarding other accounts managed by the portfolio managers of the Funds as of December 31, 2007.

                                                        Accounts with respect to
                                                        which the advisory fee is
                                                        based on the performance of
Name of                 Other Accounts Managed                the account
Fund           ---------------------------------------- ---------------------------
Manager and                  Number of  Total Assets in  Number of    Total Assets
Fund(s)        Category of  Accounts in   Accounts in   Accounts in   in Accounts
Managed        Account       Category      Category      Category     in Category
-----------    ------------ ----------- --------------- -----------   ------------
Laurie Carroll Registered
               investment
               companies         5      $ 4.87 Billion       0             $0
Enhanced       Other pooled
Income Fund    investment
               vehicles          5      $27.23 Billion       0             $0
               Other
               accounts         62      $28.68 Billion       0             $0
Ted Bair       Registered
               investment
               companies         2      $82.55 Million       0             $0
Enhanced       Other pooled
Income Fund    investment
               vehicles          2      $71.89 Million       0             $0
               Other
               accounts         83      $11.56 Billion       0             $0

The following table sets forth the dollar range of each portfolio manager's beneficial share ownership in the Funds, as of March 7, 2008:

                                                         Dollar Range of Shares
Name of Portfolio Manager           Name of Fund Owned   Owned in the Fund
-------------------------           -------------------- ----------------------
Laurie Carroll                      Enhanced Income Fund          None

Ted Bair                            Enhanced Income Fund          None